Schedule of Debt (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total debt		$ 200,000
Less: deferred financing fee		(141,350)
Total debt, net of issuance costs		58,650
Less: current portion
Long-term portion of debt		58,650
Total debt, net of issuance costs		58,650
Term Loan [Member]
Short-Term Debt [Line Items]
Total debt		$ 200,000